Prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Prepaid expenses and other current assets
Advances to suppliers		$ 346,263	$ 705,105
Prepaid aircraft rent		215,784	668,306
Prepaid insurance		68,712	47,663
Other prepaid expenses		65,642	33,555
Sales commission to travel agencies		54,501	73,413
Advances for constructions of aircraft and engines		13,764	31,437
Loss on sale and leaseback transactions to be amortized		3,047	3,047
Total	$ 38,900	$ 767,713	$ 1,562,526